UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 25, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Entry Total:       $234,986,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      304     3835 SH       Sole                                      3835
AT&T Inc.                      COM              00206r102     2815    73505 SH       Sole                                      73505
Abbott Labs                    COM              002824100     5939   107687 SH       Sole                                     107687
Adobe Systems Inc              COM              00724f101     1487    41790 SH       Sole                                      41790
Amgen Inc                      COM              031162100      248     5934 SH       Sole                                       5934
Anglo American Plc New         COM              03485p201     1413    47480 SH       Sole                                      47480
Apple Computer                 COM              037833100      240     1675 SH       Sole                                       1675
Archer Daniels Mid             COM              039483102     2461    59795 SH       Sole                                      59795
Assoc Banc-Corp                COM              045487105      260     9776 SH       Sole                                       9776
BHP Billiton LTD               COM              088606108     8376   127196 SH       Sole                                     127196
BP PLC                         COM              055622104     4759    78472 SH       Sole                                      78472
Bank of Hawaii Corp            COM              062540109      258     5200 SH       Sole                                       5200
Bard C R Inc NFS LLC IS A      COM              067383109      265     2750 SH       Sole                                       2750
Barrick Gold Corp              COM              067901108     5841   134435 SH       Sole                                     134435
Baxter Intl Inc                COM              071813109      278     4800 SH       Sole                                       4800
Burlington Northern Santa Fe   COM              12189T104     1916    20781 SH       Sole                                      20781
CGG Veritas                    COM              204386106     3850    77755 SH       Sole                                      77755
CSX Corp                       COM              126408103      234     4170 SH       Sole                                       4170
CVS Caremark Corp              COM              126650100     3463    85490 SH       Sole                                      85490
Chevron Corp                   COM              166764100     7246    84893 SH       Sole                                      84893
ConocoPhillips                 COM              20825c104     9661   126774 SH       Sole                                     126774
Covance Inc                    COM              222816100      609     7340 SH       Sole                                       7340
Developers Diversified Rlty    COM              251591103     1270    30318 SH       Sole                                      30318
Dominion Resources             COM              25746u109     4072    99716 SH       Sole                                      99716
Duke Energy Corp               COM              26441c105      637    35690 SH       Sole                                      35690
Duke Realty Corp               COM              264411505      394    17265 SH       Sole                                      17265
Emerson Elec                   COM              291011104     1372    26660 SH       Sole                                      26660
Encana Corp                    COM              292505104     6015    79406 SH       Sole                                      79406
Exxon Mobil Corp               COM              30231g102     8597   101648 SH       Sole                                     101648
FedEx Corp                     COM              31428x106      727     7845 SH       Sole                                       7845
First American Bankshares      COM                             931     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     5865    70346 SH       Sole                                      70346
General Electric               COM              369604103    10477   283075 SH       Sole                                     283075
Goldcorp Inc                   COM              380956409     6683   172466 SH       Sole                                     172466
Grainger W W                   COM              384802104      206     2700 SH       Sole                                       2700
Gulf Keystone Petro            COM              g4209g100        9    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104      847    32377 SH       Sole                                      32377
Honeywell International Inc.   COM              438516106      973    17250 SH       Sole                                      17250
Illinois Tool Works            COM              452308109     1544    32023 SH       Sole                                      32023
J.P. Morgan Chase & Co         COM              46625h100      588    13690 SH       Sole                                      13690
Johnson&Johnson                COM              478160104     7209   111133 SH       Sole                                     111133
Kellogg Co                     COM              487836108     3285    62493 SH       Sole                                      62493
Kennametal Inc.                COM              489170100      387    13145 SH       Sole                                      13145
Kimberly Clark                 COM              494368103      413     6400 SH       Sole                                       6400
L'Oreal Co ADR                 COM              502117203      438    17200 SH       Sole                                      17200
Liberty Property               COM              531172104     2941    94533 SH       Sole                                      94533
Lockheed Martin Corp.          COM              539830109     6407    64519 SH       Sole                                      64519
Marathon Oil Corp              COM              565849106      735    16115 SH       Sole                                      16115
Marshall & Ilsley Corporation  COM              571837103     2631   113394 SH       Sole                                     113394
McDonald's Corp                COM              580135101      810    14531 SH       Sole                                      14531
McGraw-Hill                    COM              580645109      296     8008 SH       Sole                                       8008
Metavante Technologies         COM              591407101      657    32875 SH       Sole                                      32875
Microsoft Corp                 COM              594918104     3962   139597 SH       Sole                                     139597
Nestle SA                      COM              641069406     5589    44555 SH       Sole                                      44555
Newmont Mining Corp            COM              651639106      221     4870 SH       Sole                                       4870
Northern States Financial Corp COM              665751103      224    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     4214    82265 SH       Sole                                      82265
Oshkosh Corp                   COM              688239201      611    16830 SH       Sole                                      16830
Pepsico, Inc.                  COM              713448108     6769    93753 SH       Sole                                      93753
Petro Canada                   COM              71644e102     1144    26360 SH       Sole                                      26360
Pfizer Inc                     COM              717081103     3341   159646 SH       Sole                                     159646
Plum Creek Timber Co. Inc.     COM              729251108     4295   105523 SH       Sole                                     105523
Procter & Gamble               COM              742718109     7463   106511 SH       Sole                                     106511
Raytheon Co Com New            COM              755111507     5672    87795 SH       Sole                                      87795
Royal Gold Inc.                COM              780287108     2158    71527 SH       Sole                                      71527
Schlumberger                   COM              806857108    12527   143990 SH       Sole                                     143990
Southern Co                    COM              842587107      236     6635 SH       Sole                                       6635
Stryker Medical                COM              863667101      360     5540 SH       Sole                                       5540
Suncor Energy Inc              COM              867229106    11744   121889 SH       Sole                                     121889
Syngenta AG Spons ADT          COM              87160a100      424     7255 SH       Sole                                       7255
Sysco Corp                     COM              871829107     4637   159770 SH       Sole                                     159770
Trimble Navigation             COM              896239100      596    20850 SH       Sole                                      20850
U.S. Bancorp                   COM              902973304     3023    93409 SH       Sole                                      93409
Union Pacific                  COM              907818108     1499    11955 SH       Sole                                      11955
Verizon Comm.                  COM              92343v104     3918   107480 SH       Sole                                     107480
Vodafone Group PLC             COM              92857w209      339    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6267   164528 SH       Sole                                     164528
Wells Fargo                    COM              949746101     3213   110409 SH       Sole                                     110409
Wisconsin Energy               COM              976657106      279     6350 SH       Sole                                       6350
Woodward Governor Co           COM              980745103      219     8200 SH       Sole                                       8200
Wyeth                          COM              983024100      380     9100 SH       Sole                                       9100
Ishares-TIPS               			464287176      320     2915 SH       Sole                                       2915

											FORM 13F INFORMATION TABLE